S000094759 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global 1200 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.97%	11.39%	11.66%
FTSE Global Core Infrastructure 50/50 Net Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.53%	3.26%	6.02%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.58%	2.67%	5.26%
Performance Inception Date			Feb. 28, 2017
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.34%	1.62%	4.03%
Performance Inception Date			Feb. 28, 2017
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	1.97%	3.87%
Performance Inception Date			Feb. 28, 2017